UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
615 East Michigan Street
Milwaukee, WI 53202

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Suite 100
Glendora, CA  91741

Registrant’s telephone number, including area code: (626) 914-7363

Date of fiscal year end: December 31

Date of reporting period: July 1, 2020 - June 30, 2021

Muzinich Credit Opportunities Fund
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 CAIXA GERAL DE DEPOSITOS
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        Security:  XS08870EW7
    Meeting Type:  Special
    Meeting Date:  3-Dec-2020
          Ticker:
            ISIN:  XS08870EW7
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Prop.# Proposal	Proposal	Proposal Vote	For/Against
	Type		Management

1. To merge Caixa Leasing e Factoring –	Mgmt	Abstained	Against
Sociedade Financeira de Credito, S.A. and
Partang, SGPS, S.A. - em Liquidacao1 with
Caixa Geral de Depositos

Muzinich U.S. High Yield Credit Fund
The Series did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Muzinich Low Duration Fund
The Series did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Muzinich High Income Floating Rate Fund
The Series did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards
President and Principal Executive Officer

Date     August 26, 2021
* Print the name and title of each signing officer under his or her signature.